Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 877,620	$ 2,266,049
Prepaid expenses	636,568	831,645
Total current assets	1,514,188	3,097,694
Cash held in Trust Account	373,750,000	373,750,000
Total Assets	375,264,188	376,847,694
Current liabilities:
Accounts payable	4,289,351	578,902
Accrued expenses	1,014,468	488,824
Total current liabilities	5,303,819	1,067,726
Deferred legal fees	462,409	0
Deferred underwriting commissions	13,081,250	13,081,250
Derivative warrant liabilities	20,045,330	27,249,130
Total liabilities	38,892,808	41,398,106
Commitments and Contingencies
Temporary Equity
Temporary equity shares subject to possible redemption	331,371,370	330,449,580
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at June 30, 2021 and December 31, 2020	0	0
Additional paid-in capital	8,446,652	9,830,842
Accumulated deficit	(3,448,000)	(4,832,201)
Total shareholders' equity	5,000,010	5,000,008
Total Liabilities and Shareholders' Equity	375,264,188	376,847,694
Enjoy Technology Inc [Member]
Current assets:
Cash and cash equivalents	58,656,000	58,452,000	$ 61,685,000
Restricted cash	5,494,000	5,494,000	4,329,000
Short-term investments		0	22,510,000
Accounts receivable, net	3,551,000	4,544,000	12,847,000
Prepaid expenses and other current assets	3,070,000	2,774,000	2,602,000
Total current assets	70,771,000	71,264,000	103,973,000
Property and equipment, net	14,342,000	14,074,000	9,109,000
Intangible assets, net	917,000	967,000	1,067,000
Other assets	12,610,000	4,905,000	2,376,000
Total Assets	98,640,000	91,210,000	116,525,000
Current liabilities:
Accounts payable	4,846,000	3,222,000	3,297,000
Accrued expenses and other current liabilities	20,982,000	17,897,000	10,084,000
Short-term debt	4,436,000	2,105,000	10,102,000
Short-term convertible loans, at fair value (related party carrying value of $0.2 million)	75,845,000	0
Total current liabilities	106,109,000	23,224,000	23,483,000
Long-term debt, net of discount	39,887,000	41,578,000	0
Long-term convertible loan, at fair value (related party carrying value of $20.0 million)	53,156,000	86,357,000	0
Redeemable convertible preferred stock warrant liability	575,000	806,000	337,000
Total liabilities	199,727,000	151,965,000	23,820,000
Commitments and Contingencies
Temporary Equity
Temporary equity shares subject to possible redemption	368,692,000	353,692,000	353,692,000
Shareholders' Equity
Common Stock	1,000	1,000	1,000
Additional paid-in capital	46,798,000	6,601,000	3,162,000
Accumulated other comprehensive income	780,000	884,000	189,000
Accumulated deficit	(517,358,000)	(421,933,000)	(264,339,000)
Total shareholders' equity	(469,779,000)	(414,447,000)	(260,987,000)
Total Liabilities and Shareholders' Equity	98,640,000	91,210,000	116,525,000
Common Class A [Member]
Shareholders' Equity
Common Stock	424	433
Common Class B [Member]
Shareholders' Equity
Common Stock	934	934
Redeemable Convertible Preferred Stock [Member] | Enjoy Technology Inc [Member]
Temporary Equity
Temporary equity shares subject to possible redemption	$ 368,692,000	$ 353,692,000	$ 353,692,000